Long-term Debt (Narrative) (Details)	12 Months Ended								12 Months Ended								0 Months Ended	1 Months Ended	12 Months Ended													12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)		Dec. 31, 2012 Foreign Line of Credit [Member] USD ($)	Dec. 31, 2011 Foreign Line of Credit [Member] USD ($)	Dec. 31, 2012 Foreign Line of Credit [Member] Subsidiaries [Member] India USD ($)	Dec. 31, 2012 Foreign Line of Credit [Member] Subsidiaries [Member] India INR	Dec. 31, 2011 Foreign Line of Credit [Member] Subsidiaries [Member] India	Dec. 31, 2012 Foreign Line of Credit [Member] Subsidiaries [Member] China USD ($)	Dec. 31, 2011 Foreign Line of Credit [Member] Subsidiaries [Member] China	Dec. 31, 2012 Senior Notes [Member] 4.10% Senior Notes [Member] USD ($)	Dec. 20, 2012 Senior Notes [Member] 4.10% Senior Notes [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 4.10% Senior Notes [Member] USD ($)	Apr. 16, 2012 Senior Notes [Member] 7.125% Senior Notes [Member] USD ($)	Apr. 30, 2012 Senior Notes [Member] 7.125% Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member] 7.125% Senior Notes [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] 7.125% Senior Notes [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] Multicurrency Borrowings [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] Letters of Credit [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] Swingline Loans [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] Loans Bearing Interest Based On ABR [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Loans Bearing Interest Based On ABR [Member] Minimum [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Loans Bearing Interest Based On ABR [Member] Maximum [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Loans Bearing Interest Based On Adjusted LIBO Rate [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Loans Bearing Interest Based On Adjusted LIBO Rate [Member] Minimum [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Loans Bearing Interest Based On Adjusted LIBO Rate [Member] Maximum [Member]	Dec. 31, 2012 Foundry Park I Mortgage Loan - Due 2015 [Member] USD ($)	Dec. 31, 2011 Foundry Park I Mortgage Loan - Due 2015 [Member] USD ($)
Debt Instrument [Line Items]
Senior notes, interest rate														4.10%	4.10%		7.125%			7.125%
Principal amount of debt issued															$ 350,000,000
Debt instrument, maturity date									2013	2013		2013		2022				2016		2016													2015
Senior notes issue price															99.83%
Additional financing costs incurred															5,100,000
Term of credit facility, years																					5 years
Maximum borrowing capacity										110,000,000		10,000,000									650,000,000	300,000,000	100,000,000	100,000,000	20,000,000
Increase in aggregate amount of revolving credit facility allowed																					150,000,000
Financing costs paid	6,485,000		3,233,000		3,992,000																2,400,000
Line of credit facility financing costs carried over																					1,800,000
Line of credit facility total financing costs deferred																					4,200,000
Loss on early extinguishment of debt	(9,932,000)	[1]	0	[1]	0	[1]													(8,500,000)		(600,000)											(800,000)
Revolving credit facility, maturity date																					Mar. 14, 2017
Basis spread on federal funds effective rate																					0.50%
Basis spread on adjusted LIBO rate																					1.00%
Applicable Rate																										0.50%	0.50%	1.00%	1.50%	1.50%	2.00%
Maximum Consolidated Leverage Ratio																					3.00
Minimum Consolidated Interest Coverage Ratio																					3.00
Average interest rate during period									11.30%	11.30%	10.80%	2.90%	2.30%								1.84%	2.90%
Average interest rate at period end									10.80%	10.80%		2.80%									2.07%
Long-term debt and current maturities	428,789,000		243,567,000				4,382,000	8,023,000						349,407,000		0	150,000,000		0	150,000,000	75,000,000	22,000,000										0	63,544,000
Redemption price of outstanding aggregate principal amount, percentage																	103.563%
Outstanding balance under line of credit							$ 4,000,000		$ 1,900,000	105,000,000		$ 2,500,000

[1]	In March 2012, we entered into a $650 million five-year unsecured revolving credit facility which replaced our previous $300 million unsecured revolving credit facility. In April 2012, we used a portion of this new credit facility to fund the early redemption of all of our outstanding 7.125% senior notes due 2016, representing an aggregate principal amount of $150 million. In May 2012, we used a portion of the new credit facility to repay the outstanding principal amount on the Foundry Park I, LLC mortgage loan agreement (mortgage loan). As a result, we recognized a loss on early extinguishment of debt of $9.9 million during the year ended December 31, 2012 from accelerated amortization of financing fees associated with the prior revolving credit facility, the 7.125% senior notes, and the mortgage loan, as well as costs associated with redeeming the 7.125% senior notes prior to maturity.